UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Jordan Opportunity Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 82.0%
	Aerospace & Defense - 1.5%
63,250	Stanley, Inc. (a)	$1,626,790

	Biotechnology - 9.2%
35,900	Amgen, Inc. (a)	2,162,257
31,070	Celgene Corp. (a)	1,736,813
35,570	Cephalon, Inc. (a)	2,071,597
45,160	Gilead Sciences, Inc. (a)	2,103,553
69,510	Myriad Genetics, Inc. (a)	1,904,574
		9,978,794
	Chemicals - 3.3%
53,090	Chemical & Mining Co. of Chile, Inc. - ADR	2,077,412
16,410	Potash Corp. of Saskatchewan, Inc.	1,482,479
		3,559,891
	Commercial Services & Supplies - 3.4%
42,680	DeVry, Inc.	2,361,057
77,020	SAIC, Inc. (a)	1,350,931
		3,711,988
	Education Services - 2.2%
21,290	ITT Educational Services, Inc. (a)	2,350,629

	Energy Equipment & Services - 10.0%
15,640	Diamond Offshore Drilling, Inc.	1,493,933
58,760	Halliburton Co.	1,593,571
38,240	National Oilwell Varco, Inc. (a)	1,649,291
40,120	Oceaneering International, Inc. (a)	2,276,810
19,820	Transocean Ltd. (a)	1,695,205
101,060	Weatherford International Ltd. (a)	2,094,974
		10,803,784
	Fertilizers & Agricultural Chemicals - 1.2%
26,440	Mosaic Co.	1,270,971

	Food & Staples Retailing - 0.9%
26,700	CVS Caremark Corp.	954,258

	Gas Utilities - 0.6%
51,440	China Natural Gas, Inc. (a)	623,453

	Health Care Providers & Services - 2.8%
26,620	McKesson Corp.	1,585,221
27,150	Quest Diagnostics, Inc.	1,416,957
		3,002,178
	Health Care Technology - 0.6%
30,590	Allscripts-Misys Healthcare Solutions, Inc.	620,059

	Internet Software & Services - 7.0%
101,300	AsiaInfo Holdings, Inc. (a)	2,022,961
3,325	Google, Inc. (a)	1,648,701
36,780	NetEase.com, Inc. - ADR (a)	1,680,111
31,990	Sohu.com, Inc. (a)	2,200,272
		7,552,045
	Machinery & Equipment - 2.0%
65,995	Duoyuan Global Water, Inc. - ADR (a)	2,197,633

	Metals & Mining - 13.7%
30,050	Agnico-Eagle Mines Ltd.	2,038,893
56,520	Barrick Gold Corp.	2,142,108
34,690	Cliffs Natural Resources, Inc.	1,122,568
48,300	Goldcorp, Inc.	1,949,871
72,880	Kinross Gold Corp.	1,581,496
82,860	Massey Energy Co.	2,310,965
38,810	Nucor Corp.	1,824,458
122,490	Steel Dynamics, Inc.	1,878,997
		14,849,356
	Oil, Gas & Consumable Fuels - 8.6%
89,169	Chesapeake Energy Corp.	2,532,400
86,730	Petrohawk Energy Corp. (a)	2,099,733
28,530	Range Resources Corp.	1,408,241
34,330	Ultra Petroleum Corp. (a)	1,680,797
37,550	XTO Energy, Inc.	1,551,566
		9,272,737
	Pharmaceuticals - 5.7%
61,940	Abbott Laboratories	3,064,172
144,460	Biovail Corp.	2,229,018
79,200	VIVUS, Inc. (a)	827,640
		6,120,830
	Software - 5.4%
50,950	Changyou.com Ltd. - ADR (a)	1,809,744
37,260	Longtop Financial Technologies Ltd. - ADR (a)	1,060,420
117,670	Nuance Communications, Inc. (a)	1,760,343
104,860	Shanda Games Ltd. - ADR (a)	1,226,862
		5,857,369
	Wireless Telecommunication Services - 3.9%
56,530	American Tower Corp. (a)	2,057,692
68,910	Crown Castle International Corp. (a)	2,161,018
		4,218,710
	TOTAL COMMON STOCKS
	(Cost $75,801,477)	88,571,475

	INVESTMENT COMPANY - 4.6%
195,570	PowerShares DB Agriculture Fund	4,979,212

	TOTAL INVESTMENT COMPANY
	(Cost $5,224,614)	4,979,212

Contracts	(100 shares per contract)
	PUT OPTIONS PURCHASED - 1.8%
	Investment Companies - 1.8%
1,523	CBOE MINI-NDX Index	822,420
	Expiration: October, 2009, Exercise Price: $175.00
882	PHLX Oil Service Sector Index	917,280
	Expiration: October, 2009, Exercise Price: $200.00
1,525	SPDR S&P 500 Index
	Expiration: November, 2009, Exercise Price: $98.00	218,075
		1,957,775
	TOTAL PUT OPTIONS PURCHASED
	(Cost $1,943,210)	1,957,775

	SHORT-TERM INVESTMENT - 12.2%
	Money Market Fund - 12.2%
13,148,639	AIM Short-Term Treasury Portfolio - Institutional Class, 0.060% (b)	13,148,639

	TOTAL SHORT-TERM INVESTMENT
	(Cost $13,148,639)	13,148,639

	TOTAL INVESTMENTS IN SECURITIES - 100.6%
	(Cost $96,117,940) *	108,657,101
	Liabilities in Excess of Other Assets - (0.6)%	(595,544)
	TOTAL NET ASSETS - 100.0%	$108,061,557

(a)	Non-income producing security.
(b)	7-Day Yield
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments *		$96,117,940
Gross unrealized appreciation		14,370,440
Gross unrealized depreciation		(1,831,279)
Net unrealized appreciation		$12,539,161

* Cost for Federal income tax purposes is substanrially the same as for financial statement purposes and net unrealized appreication (depreciation) conisist of above.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

Jordan Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$4,711,687	$-	$-	$4,711,687
Consumer Staples	954,258	-	-	954,258
Energy	22,387,485	-	-	22,387,485
Health Care	19,721,862	-	-	19,721,862
Industrials	3,824,424	-	-	3,824,424
Information Technology	14,760,344	-	-	14,760,344
Investment Company	6,936,987	-	-	6,936,987
Materials	17,369,252	-	-	17,369,252
Telecommunication Services	4,218,710	-	-	4,218,710
Utilities	623,453	-	-	623,453
Total Equity	95,508,462	-	-	95,508,462
Short-Term Investment	13,148,639	-	-	13,148,639
Total Investments in Securities	$108,657,101	$-	$-	$108,657,101

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M Slotky
Robert M. Slotky, President

Date   November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date   November 23, 2009

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   November 24, 2009

* Print the name and title of each signing officer under his or her signature.